Cover	Aug. 03, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 02, 2021
Entity Registrant Name	Hayward Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40208
Entity Tax Identification Number	82-2060643
Entity Address, Address Line One	400 Connell Drive
Entity Address, Address Line Two	Suite 6100
Entity Address, City or Town	Berkeley Heights
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07922
City Area Code	908
Local Phone Number	351-5400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	HAYW
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001834622